UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street, Suite 230

           Wayzata, Minnesota 55391

 (Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street, Suite 230

           Wayzata, Minnesota 55391

 (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1.  Reports to Stockholders.

Blue Rock Market Neutral Fund, LLC

Financial Statements as of and for the
Period from April 1, 2009 through September 30, 2009

TABLE OF CONTENTS

Schedule of Investments	1-2

Allocation by Sub-Strategy	2

Statement of Assets, Liabilities and Members’ Capital	3

Statement of Operations	4

Statement of Cash Flows	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to the Financial Statements	8-14

Other Information	15

Blue Rock Market Neutral Fund, LLC

Schedule of Investments
September 30, 2009
(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity[3]

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$201,886	$262,887	0.13%	08/01/05	Quarterly
Scopia PX International Limited	9,500,000	10,688,829	5.27	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	10,230,048	8,151,502	4.02	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	7,742,657	8,609,160	4.24	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
Altairis Offshore	3,657,733	4,810,322	2.37	01/01/06	Monthly
Altairis Offshore Levered	12,450,000	14,651,101	7.22	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	6,500,000	6,626,070	3.26	08/01/09	Monthly
Calvary Market Neutral Offshore, Ltd.	10,500,000	10,394,415	5.12	08/01/09	Quarterly
CZ Equilibria UK Fund Limited	8,700,000	9,116,050	4.49	03/01/08	Monthly
Dirigo, Ltd.	9,117,501	9,854,036	4.85	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	10,038,053	20,006,448	9.86	10/01/06	Quarterly
Frontpoint Offshore Healthcare Fund, L.P.	14,211,687	15,424,372	7.60	01/01/09	Quarterly
Frontpoint Offshore Utility and Energy Fund, L.P.	16,743,714	17,830,779	8.78	01/01/09	Quarterly
Loomis Sayles Consumer Discretionary Hedge Fund, Ltd.	9,405,520	10,497,514	5.17	02/01/05	Monthly
Seasons Core Fund, Ltd.	4,279,060	4,261,640	2.10	10/01/07	Quarterly
Seligman Spectrum Focus Fund	17,600,000	19,816,684	9.76	10/01/07	Monthly
STG Capital Fund, Ltd.	7,171,310	7,995,082	3.94	04/01/06	Quarterly
The Ratio European Fund	6,500,000	6,301,085	3.10	09/01/08	Monthly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC	950,997	1,107,426	0.55	01/01/06	Monthly

Total Investment Funds	165,500,166	186,405,402	91.83

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	5,300,000	5,959,110	2.94	08/01/07	Quarterly
Loomis Sayles Energy Hedge Fund, L.P.	1,411,557	1,282,823	0.63	06/01/07	Monthly

Total Limited Partnerships	6,711,557	7,241,933	3.57

Total Investments in Portfolio Funds	$172,211,723	$193,647,335	95.40%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
September 30, 2009
(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio	$9,564,742	$9,564,742	4.71%

Total Investments in Portfolio Funds and Short-Term Investments	$181,776,465	203,212,077	100.11

Liabilities less Other Assets		(227,177)	(0.11)

Members’ Capital		$202,984,900	100.00%

1All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.
2Not income producing.
3Unaudited.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
September 30, 2009
(Unaudited)

Blue Rock Market Neutral Fund, LLC

Statement of Assets, Liabilities and Members’ Capital
September 30, 2009
(Unaudited)

ASSETS
Investments at fair value (cost: $181,776,465)	$203,212,077
Redemption receivable	86,400
Prepaid insurance	7,600
Interest receivable	826

Total Assets	203,306,903

LIABILITIES
Management fee payable	285,675
Fund administration and accounting fees payable	28,396
Professional fees payable	2,875
Other accrued expenses	5,057

Total Liabilities	322,003

NET ASSETS	$202,984,900

MEMBERS’ CAPITAL
Contributed capital - net	$181,549,288
Net unrealized appreciation on investments	21,435,612

Total Members’ Capital	$202,984,900

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Operations
Six Months Ended September 30, 2009
(Unaudited)

INVESTMENT INCOME
Interest	8,703

EXPENSES
Management fee	851,907
Professional fees	82,500
Fund administration and accounting fees	85,029
Insurance expense	16,082
Board of Managers’ fees	15,176
Custodian fees	3,047
Miscellaneous expenses	27,094
Expense waiver	(56,590)

Net expenses	1,024,246

Net Investment Loss	(1,015,543)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,072,831
Net change in unrealized appreciation/depreciation on investments	7,256,923

Net Realized and Unrealized Gain on Investments	12,329,754

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$11,314,211

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statement of Cash Flows
Six Months Ended September 30, 2009
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital resulting from operations	$11,314,211
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation/depreciation on investments	(7,256,923)
Realized gain on investments	(5,072,831)
Purchases of Portfolio Funds	(33,950,000)
Redemptions from Portfolio Funds	43,919,946
Increase in redemptions receivable	(86,400)
Decrease in prepaid insurance	6,426
Decrease in interest receivable	2,723
Increase in management fee payable	140,440
Decrease in professional fees payable	(73,561)
Increase in fund administration and accounting fees payable	16,805
Decrease in other accrued expenses	(2,289)
Net decrease in short-term investments	1,041,453

Net Cash Provided by Operating Activities	10,000,000

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions
Capital withdrawals	11,000,000
(21,000,000)
Net Cash Used in Financing Activities
(10,000,000)
NET CHANGE IN CASH
-
Beginning of period
-
End of period
$-

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	September 30, 2009	March 31, 2009
	(Unaudited)

OPERATIONS
Net investment loss	$(1,015,543)	$(2,239,755)
Net realized gain on investments	5,072,831	5,071,930
Net change in unrealized appreciation/depreciation on investments	7,256,923	(10,455,414)

Net Increase/(Decrease) in Members’ Capital Resulting From Operations	11,314,211	(7,623,239)

MEMBERS’ CAPITAL TRANSACTIONS
Capital contributions	11,000,000	25,026,161
Capital withdrawals	(21,000,000)	(7,860,138)

Net Increase/(Decrease) in Members’ Capital Resulting From Capital Transactions	(10,000,000)	17,166,023

INCREASE IN MEMBERS’ CAPITAL	1,314,211	9,542,784

MEMBERS’ CAPITAL
Beginning of period	201,670,689	192,127,905

End of period	$202,984,900	$201,670,689

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Financial Highlights

Supplemental data and ratios

	Six Months		Year	Year	Year	Year		Period
	Ended		Ended	Ended	Ended	Ended		Ended
	September 30,2009		March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006		March 31, 2005 [6]
	(Unaudited)

Total return	5.84	% [1]	-3.61%	8.56%	8.14%	8.01%		0.87	% [1]

Net assets, end of year (000s)	$201,985		$201,671	$192,128	$166,358	$68,590		$41,622

Ratio of net expenses to average monthly net assets [2,5]	1.04	% [3]	1.13%	1.30%	1.30%	1.30	% [4]	1.30	% [3,4]

Ratio of net investment loss to average monthly net assets [2,5]	-1.03	% [3]	-1.12%	-1.24%	-1.27%	-1.25	% [4]	-1.27	% [3,4]

Portfolio turnover rate	18%		31%	36%	28%	44%		8%

1 Not annualized.

2 Net of recapture and reimbursements/waivers.  Absent recapture and reimbursements/waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets would have been 1.10% and (1.09%) for the six months ended September 30, 2009; would have been 1.14% and (1.08%) for the year ended March 31, 2008; would have been 1.24% and (1.21%) for the year ended March 31, 2007; would have been 1.51% and (1.45%) for the year ended March 31, 2006; and would have been 2.39% and (2.36%) for the period ended March 31, 2005, respectively.

3 Annualized.

4 Includes the amortization of organizational and offering costs.  The organizational costs were expensed in the first month of the Fund's operations and will not be recurring.  The offering costs were expensed over the first 12 months of the Fund's operations and will not be recurring.

5 These ratios do not include the income or expenses of the Portfolio Funds.

6 The Fund commenced operations on July 1, 2004.

The above ratios may be different for individual members based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements
September 30, 2009
(Unaudited)

(1) Organization

Blue Rock Market Neutral Fund, LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company.  The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004.  The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk.  The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds (“Portfolio Funds”) that are managed by a  select group of portfolio managers (“Portfolio Managers”) that utilize “low net exposure long-short market-neutral” investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the “Adviser”).  The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the “Board of Managers”), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund.  UMB Fund Services, Inc. serves as the Fund’s Administrator, Fund Accountant and Recordkeeper.  Limited liability company interests in the Fund (“Interests”) are sold in private placement to investors.  Investors who acquire Interests in the Fund will become members of the Fund (“Members”).  Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund.  The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests.  The Adviser expects to recommend to the Board of Managers at each quarterly board meeting that it authorize the Fund to conduct a repurchase offer.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund’s investment agreement. Cash that is invested by the Fund prior to this date is recorded as a pre-paid investment.  Purchases and sales of other securities are accounted for on a trade-date basis.  Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost.  Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund’s limited liability company agreement (“LLC Agreement”) and the valuation procedures approved by the Board of Managers.  Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the Portfolio Funds’ administrators or Portfolio Managers.  Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments.  The Adviser attempts to confirm the accuracy of each Portfolio Fund’s monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g., Portfolio Fund audited financial statements and Portfolio Fund position reports).

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets.  The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund.  Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value.  Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund’s investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

 (c) Income Taxes

In July 2006, the Financial Accounting Standards Board (FASB) released “Accounting for Uncertainty in Income Taxes– (the “Income Tax Statement”). The Income Tax Statement establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Income Tax Statement is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date.  The Adviser has evaluated the application of the Income Tax Statement to the Fund, and it does not have any significant impact to the Fund’s financial statements.  The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States – 2006 through 2008.

For federal and state income tax purposes, each member is responsible for the tax liability or benefit related to such member's distributive share of taxable income or loss. Accordingly, no provision for federal and state income taxes is reflected in the accompanying financial statements.

(d) Investment Income

Interest and dividend income is recognized on an accrual basis.  The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity.  Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation (depreciation).  To the extent such distributions are made by the Portfolio Funds, the distributions would decrease the cost basis of the Portfolio Funds.

(e) Short-Term Investments

Short-term investments consist of the Fidelity Institutional Money Market Treasury Portfolio and are recorded at net asset value.

(f) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

(3) Expenses of the Fund

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement.  Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members.  Expenses are recognized on an accrual basis.  The expense waiver in the Statement of Operations was a one-time, voluntary absorption of Fund expenses by the Adviser.  The amount waived equaled the aggregate amount that was accrued to the administrator during the period from April 1, 2009 through July 31, 2009 under the Fund’s Administration, Fund Accounting and Recordkeeping Agreement.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation”) under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts.  Reimbursement to the Adviser will only be made to the extent that it does not cause the Fund’s ordinary expenses to exceed the Expense Limitation.  Expense reimbursements were $0 for the six months ended September 30, 2009.  As of September 30, 2009, there were no expenses carried forward that are subject to potential recapture by the Adviser.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund.  The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million.  Management fees were $851,907 for the six months ended September 30, 2009.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests.  A placement agent will generally be entitled to receive a fee from each Member whose Interests the agent places.  The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund.  Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests.  For the six months ended September 30, 2009, Blue Rock Global Partners, Inc. has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers’ Fees

Each Manager who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual retainer of $10,000.  Any Manager who is an “interested person" does not receive any annual or other fee from the Fund.  All Managers are reimbursed for all reasonable out of pocket expenses.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

(e) Expenses of Portfolio Funds

With respect to the Fund’s investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund’s investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund’s net profits, which is also deducted from the value of the Fund’s investment.

(4) Members’ Capital Accounts

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers.  These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement.  All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription.  The minimum initial investment in the Fund is $500,000.  Subsequent investments must be at least $250,000.  These minimums may be modified by the Fund from time to time, and they may be waived by the Board of Managers for certain investors.  The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests.  In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement.  In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) Investment Transactions

The following table lists the aggregate purchases, proceeds and sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the period April 1, 2009 to September 30, 2009 and as of September 30, 2009.  At September 30, 2009, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases of Portfolio Funds	$33,950,000
Aggregate redemptions of Portfolio Funds	(43,919,946)
Gross unrealized appreciation	7,022,597
Gross unrealized depreciation	(207,599)
Net unrealized appreciation	6,817,998

(6) Investments in Affiliates

The Fund has waived all voting rights in all of the underlying Portfolio Funds.  Had the Fund not done so, each of the Portfolio Funds may be regarded as an “affiliate”; as such term is defined in the 1940 Act, of the Fund.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

(7) Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

(8) Off Balance Sheet Risk

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment.  There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund.  In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk.  These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.  The Fund did not enter into any of these transactions for the six months ended September 30, 2009.

(9) Related Party Transactions

There are no related party transactions for the six months ended September 30, 2009.

(10)  Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued “Fair Value Measurements” (the “Fair Value Statement”) effective for fiscal years beginning after November 15, 2007.  The Fair Value Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted the Fair Value Statement as of April 1, 2008.  Under the Fair Value Statement, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The Fund has $193,647,335 of investments in Portfolio Funds which are reported at fair value. The Adviser has concluded the net asset value reported by the Portfolio Funds approximates the fair value of the Portfolio Funds. These investments are redeemable with each Portfolio Fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the Portfolio Funds.  However, it is possible that these redemption rights may be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying Portfolio Fund agreements. The vast majority of the underlying securities held by the Portfolio Funds are liquid public equities, priced daily on a recognized exchange.  However, changes in market conditions and the economic environment may significantly impact the net asset value of the Portfolio Funds and, consequently, the fair value of the Fund’s interests in the Portfolio Funds.  Furthermore, changes to the liquidity provisions of the Portfolio Funds may significantly impact the fair value of the Fund’s interest in the Portfolio Funds.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	-	-	$10,951,715	$10,951,715
British Virgin Islands	-	-	16,760,663	16,760,663
Cayman Islands	-	-	157,585,598	157,585,598
Ireland	-	-	1,107,426	1,107,426
Limited Partnerships
United States	-	-	7,241,933	7,241,933
Short-term Investments	9,564,742	-	-	9,564,742
Total	$9,564,742	$-	$193,647,335	$203,212,077

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At September 30, 2009, the Fund had no financial instruments subject to this disclosure. Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
	Beginning		Unrealized	Net	Ending
	Balance	Realized	Appreciation	Purchases	Balance
	4/1/2009	Gain (Loss)	(Depreciation)	(Sales)	9/30/2009
Investment Funds
Bermuda	$13,711,799	$1,004,691	$(64,775)	$(3,700,000)	$10,951,715
British Virgin Islands	15,547,166	-	1,213,497	-	16,760,663
Cayman Islands	155,282,368	4,068,140	4,505,036	(6,269,946)	157,585,598
Ireland	1,062,830	-	44,596	-	1,107,426
Limited Partnerships
United States	5,683,364	-	1,558,567	-	7,241,933
Total	$191,287,527	$5,072,831	$7,256,923	$(9,969,946)	$193,647,335

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to assets still held at September 30, 2009 was $ 12,329,753.

Although a secondary market exists for these investments, it is not active and individual transactions are typically not observable.  When transactions occur in this limited secondary market, there is increased risk that transactions may occur at discounts to the reported net asset value if redemption rights are restricted or eliminated.  Therefore, if the redemption rights in the Portfolio Funds were restricted or eliminated and the Fund was to sell these investments in the secondary market, it is reasonably possible that a buyer in the secondary market may require a discount to the reported net asset value, and the discount could be significant.

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)
September 30, 2009
(Unaudited)

(11) Subsequent Events

In May 2009, the FASB issued "Subsequent Events" (the "Subsequent Events Statement"). The Subsequent Events Statement is effective for interim and annual periods after June 15, 2009. The Funds adopted the Subsequent Events Statement in the current reporting period. Events and transactions from October 1, 2009 through November 23, 2009, have been evaluated by management for subsequent events. Management has determined the following be disclosed: between October 1 and November 1, 2009, the Fund withdrew $9,825,000 from five Portfolio Funds and invested $2,825,000 with one Portfolio Fund.

OTHER INFORMATION (Unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919.  It is also available on the Securities and Exchange Commission's (the "SEC’s") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to members filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a – 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)
(1)	Not applicable.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	November 25, 2009

By (Signature	/s/ Mark F. Steen
and Title)	Mark F. Steen
Principal Financial Officer
Date	November 25, 2009